FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Schedule of Sensitivity Analysis) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents [Member]
Disclosure of detailed information about financial instruments [line items]
10% increase effect on net income (loss) and equity	$ (341)	$ (53)
5% increase effect on net income (loss) and equity	(179)	(28)
Value on balance sheet	3,755	583
5% decrease effect on net income (loss) and equity	198	65
10% decrease effect on net income (loss) and equity	417	31
Other receivables [Member]
Disclosure of detailed information about financial instruments [line items]
10% increase effect on net income (loss) and equity	(13)	(56)
5% increase effect on net income (loss) and equity	(7)	(29)
Value on balance sheet	141	613
5% decrease effect on net income (loss) and equity	7	68
10% decrease effect on net income (loss) and equity	16	32
Trade payables [Member]
Disclosure of detailed information about financial instruments [line items]
10% increase effect on net income (loss) and equity	47	227
5% increase effect on net income (loss) and equity	25	119
Value on balance sheet	(518)	(2,501)
5% decrease effect on net income (loss) and equity	(27)	(278)
10% decrease effect on net income (loss) and equity	(58)	(132)
Other payables [Member]
Disclosure of detailed information about financial instruments [line items]
10% increase effect on net income (loss) and equity	117	71
5% increase effect on net income (loss) and equity	61	37
Value on balance sheet	(1,286)	(780)
5% decrease effect on net income (loss) and equity	(68)	(87)
10% decrease effect on net income (loss) and equity	(143)	(41)
NIS-linked balances [Member]
Disclosure of detailed information about financial instruments [line items]
10% increase effect on net income (loss) and equity	(190)	189
5% increase effect on net income (loss) and equity	(100)	99
Value on balance sheet	2,092	(2,085)
5% decrease effect on net income (loss) and equity	110	(232)
10% decrease effect on net income (loss) and equity	232	(110)
Euro-linked trade payables [Member]
Disclosure of detailed information about financial instruments [line items]
10% increase effect on net income (loss) and equity	(203)	(168)
5% increase effect on net income (loss) and equity	(106)	(88)
Value on balance sheet	(2,232)	(1,851)
5% decrease effect on net income (loss) and equity	248	206
10% decrease effect on net income (loss) and equity	117	97
Total [Member]
Disclosure of detailed information about financial instruments [line items]
10% increase effect on net income (loss) and equity	(393)	21
5% increase effect on net income (loss) and equity	(206)	11
Value on balance sheet	(140)	(3,936)
5% decrease effect on net income (loss) and equity	358	(26)
10% decrease effect on net income (loss) and equity	$ 349	$ (13)